As filed with the U.S. Securities and Exchange Commission on August 20, 2012

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 757	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 757	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(August 20, 2012)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 20, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares 2012 S&P AMT-Free Municipal Series

iShares 2013 S&P AMT-Free Municipal Series

iShares 2014 S&P AMT-Free Municipal Series

iShares 2015 S&P AMT-Free Municipal Series

iShares 2016 S&P AMT-Free Municipal Series

iShares 2017 S&P AMT-Free Municipal Series

iShares Nasdaq Biotechnology Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Value Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell Microcap Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Value Index Fund

iShares Russell Top 200 Growth Index Fund

iShares Russell Top 200 Index Fund

iShares Russell Top 200 Value Index Fund

iShares S&P 100 Index Fund

iShares S&P 500 Growth Index Fund

iShares S&P 500 Index Fund

iShares S&P 500 Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P Asia 50 Index Fund

iShares S&P Developed ex-U.S. Property Index Fund

iShares S&P Emerging Markets Infrastructure Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Clean Energy Index Fund

iShares S&P Global Consumer Discretionary Sector Index Fund

iShares S&P Global Consumer Staples Sector Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Industrials Sector Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Materials Sector Index Fund

iShares S&P Global Nuclear Energy Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Timber & Forestry Index Fund

iShares S&P Global Utilities Sector Index Fund

iShares S&P India Nifty 50 Index Fund

iShares S&P International Preferred Stock Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400 Value Index Fund

iShares S&P SmallCap 600 Growth Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600 Value Index Fund

iShares S&P U.S. Preferred Stock Index Fund

iShares S&P/TOPIX 150 Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 757 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of August, 2012.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date:	August 20, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 757 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: August 20, 2012

John E. Martinez*
Trustee
Date: August 20, 2012

George G.C. Parker*
Trustee
Date: August 20, 2012

Cecilia H. Herbert*
Trustee
Date: August 20, 2012

Charles A. Hurty*
Trustee
Date: August 20, 2012

John E. Kerrigan*
Trustee
Date: August 20, 2012

Robert H. Silver*
Trustee
Date: August 20, 2012

Robert S. Kapito*
Trustee
Date: August 20, 2012

Madhav V. Rajan*
Trustee
Date: August 20, 2012

/s/ Jack Gee
Jack Gee
Treasurer
Date: August 20, 2012

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: August 20, 2012

*	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 717, filed March 8, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase